PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	As of December 31,
	2013	2014

Prepayment to service providers	$2,553,524	$9,561,090
Employee advances	1,000,762	332,923
Other deposits	1,110,945	1,134,027
Interest receivables	2,880,612	5,063,320
VAT recoverable	-	2,174,745
Other current assets	216,727	803,799
	$7,762,570	$19,069,904